Note 1 - Basis of Presentation and General Information (Details Textual)	12 Months Ended	78 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2021
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares)		19,068,198
Common Stock, Shares, Outstanding, Ending Balance (in shares)	122,301,711	122,301,711
Percentage of Common Stock Owned by the Family	60.80%	60.80%
Number of Container Vessels	69	69	72
Carrying Capacity of Vessels at Period End (TEU)	525,821	525,821	543,645
Number of Dry-bulk Vessels	45	45	43
Dead Weight Tonnage of Dry-bulk Vessels	2,436,134	2,436,134	2,320,750
LIBERIA
Number of Subsidiaries	150	150
MARSHALL ISLANDS
Number of Subsidiaries	12	12
Number of Majority Owned Subsidiaries	1	1
CYPRUS
Number of Subsidiaries	3	3
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares)	598,400